Equity Compensation Plans (Details Narrative) (10-K) - Options [Member]	12 Months Ended
Dec. 31, 2017
Expected term	3 years 2 months 30 days
Expected volatility	111.80%
Risk-free interest rate	0.57%
Expected dividend yield	0.00%